BUSINESS COMBINATIONS - Unaudited Pro Forma Financial Information (Details) - USD ($)			3 Months Ended	12 Months Ended
	Dec. 30, 2022	May 18, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023
BUSINESS COMBINATIONS
Estimated useful lives	3 years
Contingent consideration				$ 12,098,475	$ 12,179,476	$ 12,098,475
Net revenues			$ 8,606,548	28,519,261	34,635,426
Net loss			$ (8,292,427)	$ (42,001,415)	$ (33,171,473)
Net loss per common share			$ (62.65)	$ (54.46)	$ (434.81)
Harper & Jones
BUSINESS COMBINATIONS
Contingent consideration liability, valuation shortfall		$ 3,421,516
Contingent consideration				$ 1,400,000	$ 4,244,460
Net revenues					1,860,000
Net loss					$ 390,000
Customer relationships
BUSINESS COMBINATIONS
Estimated useful lives				3 years
Customer relationships | Harper & Jones
BUSINESS COMBINATIONS
Estimated useful lives		3 years